Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 04, 2025	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025
Related Party Transactions (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.000002	$ 0.000002
Preferred Stock, Shares Issued (in Shares)			1,684,000	1,684,000
Restructuring Reserve			$ 750
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction			41
Aggregate Note payment			83
Restructuring Reserve				$ 750
Previously Recorded Reserve Amount			$ 750
ULC and Roustan Media, Inc [Member]
Related Party Transactions (Details) [Line Items]
Stockholders' Equity Note, Subscriptions Receivable	$ 5,000
Warrants and Rights Outstanding, Term	5 years
Debt Instrument, Periodic Payment, Principal	$ 125
September 2025 Convertible Notes and Warrants [Member]
Related Party Transactions (Details) [Line Items]
Shares, Issued (in Shares)				11,765
Cash				$ 1,600
Cash Of USDC				400
September 2025 Convertible Notes and Warrants [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount				150
Convertible Notes Payable				$ 2,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				1,176,471
September 2025 Convertible Notes and Warrants [Member] | Convertible Note [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount				$ 150
September 2025 Convertible Notes and Warrants [Member] | Other Investor [Member]
Related Party Transactions (Details) [Line Items]
Convertible Notes Payable				$ 15,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				156,863
Safe Agreements [Member]
Related Party Transactions (Details) [Line Items]
Raised in Funds and Issued				$ 719
Specified monthly threshold amount		$ 90
Class A Preferred Stock [Member] | Safe Agreements [Member]
Related Party Transactions (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 1
Preferred Stock, Shares Issued (in Shares)					1,684,000